Income Taxes - Schedule of Components of Income Tax Expense (Details) - USD ($)	12 Months Ended
	Aug. 31, 2015	Aug. 31, 2014
Income Tax Disclosure [Abstract]
Federal
State
Total currently payable
Federal	$ 27,170	$ 3,100
State	4,200	480
Total deferred	31,370	3,580
Less increase in allowance	$ (31,370)	$ (3,580)
Net deferred
Total income tax provision (benefit)